Stockholders' Equity and Stock-based Compensation (Details) - Schedule of fair value of the warrant was estimated using the black-scholes-merton option pricing model - Option Outside of Stock Plan [Member]
7 Months Ended
Dec. 31, 2019
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of fair value of the warrant was estimated using the black-scholes-merton option pricing model [Line Items]
Expected term (in years)	5 years
Risk-free interest rate	1.62%
Expected volatility	35.30%
Dividend yield	0.00%